Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
January 31, 2023
ISC-NPRT1-0423
1.813082.118
Common Stocks - 96.2%
	Shares	Value ($)
Australia - 3.8%
Flight Centre Travel Group Ltd. (a)(b)	1,170,088	13,074,102
GUD Holdings Ltd.	2,712,365	16,112,983
Imdex Ltd.	12,363,179	21,952,976
Inghams Group Ltd.	13,276,299	27,294,031
Nanosonics Ltd. (a)	4,720,837	16,292,544
National Storage REIT unit	8,318,658	13,690,336
Servcorp Ltd. (c)	7,066,585	15,595,995
SomnoMed Ltd. (a)(c)	4,189,521	3,513,891
TOTAL AUSTRALIA		127,526,858
Austria - 2.0%
Mayr-Melnhof Karton AG (b)	196,100	32,788,640
Strabag SE	224,397	9,465,384
Wienerberger AG	880,100	26,312,020
TOTAL AUSTRIA		68,566,044
Belgium - 1.1%
Econocom Group SA	4,361,695	13,514,178
Fagron NV	1,510,500	22,283,841
TOTAL BELGIUM		35,798,019
Bermuda - 1.0%
Hiscox Ltd.	2,334,148	32,359,223
Brazil - 1.7%
Atacadao SA	3,000,000	9,721,648
Hypera SA	3,944,700	36,056,592
YDUQS Participacoes SA	5,099,500	10,377,211
TOTAL BRAZIL		56,155,451
Canada - 3.9%
CCL Industries, Inc. Class B (b)	322,300	15,074,014
Computer Modelling Group Ltd.	2,172,763	10,108,153
ECN Capital Corp.	2,149,300	4,716,813
Genesis Land Development Corp. (c)	4,033,799	5,911,772
Lassonde Industries, Inc. Class A (sub. vtg.)	159,299	13,989,770
McCoy Global, Inc. (a)(b)	1,327,470	1,077,500
North West Co., Inc.	686,100	18,687,208
Open Text Corp.	635,996	21,332,909
Parkland Corp.	386,500	9,080,448
Richelieu Hardware Ltd.	288,800	8,588,791
Total Energy Services, Inc.	564,600	3,933,593
VerticalScope Holdings, Inc. (a)	677,619	4,227,002
Western Forest Products, Inc.	12,341,175	13,170,846
TOTAL CANADA		129,898,819
Cayman Islands - 2.3%
ASMPT Ltd.	2,561,900	21,160,339
Best Pacific International Holdings Ltd.	22,158,900	3,163,952
China Metal Recycling (Holdings) Ltd. (a)(d)	436,800	1
Impro Precision Industries Ltd. (e)	20,906,300	7,073,781
Pico Far East Holdings Ltd.	61,300,071	12,054,290
Precision Tsugami China Corp. Ltd.	9,358,453	9,315,274
WH Group Ltd. (e)	13,480,500	8,302,163
Xingda International Holdings Ltd.	73,753,631	15,332,992
TOTAL CAYMAN ISLANDS		76,402,792
China - 2.6%
Qingdao Port International Co. Ltd. (H Shares) (e)	32,819,000	16,307,101
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,544,166	21,200,097
Sinopharm Group Co. Ltd. (H Shares)	6,564,000	16,088,312
TravelSky Technology Ltd. (H Shares)	10,575,000	21,980,710
Weifu High-Technology Group Co. Ltd. (B Shares)	6,863,386	12,523,259
TOTAL CHINA		88,099,479
Denmark - 0.5%
Spar Nord Bank A/S	1,137,175	18,081,260
Finland - 1.3%
Huhtamaki Oyj	603,500	22,517,181
Nanoform Finland PLC (a)	797,822	2,515,321
Rovio Entertainment OYJ (e)	2,534,169	20,276,961
TOTAL FINLAND		45,309,463
France - 3.4%
Altarea SCA	126,957	17,280,267
Antin Infrastructure Partners SA	352,855	7,948,323
ARGAN SA	195,400	16,590,713
Elior SA (a)(b)(e)	2,889,200	9,950,668
Lectra	361,754	15,042,993
Maisons du Monde SA (e)	1,033,807	12,666,390
Thermador Groupe SA	308,166	30,956,094
Vicat SA	109,762	3,060,757
TOTAL FRANCE		113,496,205
Germany - 5.1%
DWS Group GmbH & Co. KGaA (e)	226,600	8,114,709
JOST Werke AG (e)	416,020	24,061,091
NORMA Group AG	623,692	13,377,863
Rheinmetall AG	172,725	40,184,490
Stabilus Se	301,700	20,729,167
Synlab AG (b)	954,500	10,449,485
Takkt AG	1,279,912	19,758,680
Talanx AG	712,867	35,153,699
TOTAL GERMANY		171,829,184
Greece - 0.9%
Mytilineos SA	1,178,216	30,357,271
Hong Kong - 1.6%
Chervon Holdings Ltd.	2,520,800	12,656,623
Far East Horizon Ltd.	24,099,000	21,768,047
Magnificent Hotel Investment Ltd. (a)	316,412,000	4,788,596
Sino Land Ltd.	11,082,375	14,401,304
TOTAL HONG KONG		53,614,570
Hungary - 0.9%
Richter Gedeon PLC	1,328,220	29,938,973
India - 1.5%
Embassy Office Parks (REIT)	4,826,000	19,388,004
IndusInd Bank Ltd.	1,181,800	15,740,908
Shriram Transport Finance Co. Ltd.	1,040,252	16,445,536
TOTAL INDIA		51,574,448
Indonesia - 0.7%
PT Avia Avian Tbk	194,018,300	8,415,323
PT Selamat Sempurna Tbk	140,279,700	14,791,996
TOTAL INDONESIA		23,207,319
Ireland - 2.3%
Adient PLC (a)	490,800	22,095,816
Dalata Hotel Group PLC (a)	4,560,609	19,212,506
Irish Residential Properties REIT PLC	14,359,200	17,827,310
Mincon Group PLC (c)	13,529,844	16,768,226
TOTAL IRELAND		75,903,858
Italy - 2.3%
Banca Generali SpA (b)	538,500	19,787,543
BFF Bank SpA (e)	2,405,056	22,185,361
MARR SpA (a)	985,827	12,925,206
Recordati SpA	502,011	21,901,399
TOTAL ITALY		76,799,509
Japan - 18.4%
Amano Corp.	933,050	17,071,074
Arcland Sakamoto Co. Ltd.	1,785,934	20,122,031
ASKUL Corp.	1,486,200	19,645,286
Capcom Co. Ltd.	595,900	19,309,437
Central Automotive Products Ltd.	425,700	7,949,272
DaikyoNishikawa Corp.	2,441,100	11,483,356
Dexerials Corp.	745,600	15,937,864
Dip Corp.	559,700	16,612,152
Funai Soken Holdings, Inc.	1,074,600	23,257,142
GMO Internet, Inc.	1,087,400	21,399,891
Inaba Denki Sangyo Co. Ltd.	1,066,600	23,172,788
Isuzu Motors Ltd.	1,545,900	19,548,444
Kamigumi Co. Ltd.	976,900	19,983,966
LIXIL Group Corp. (b)	878,600	15,167,962
Maruwa Ceramic Co. Ltd.	157,000	20,069,229
Meitec Corp.	912,100	17,158,154
Minebea Mitsumi, Inc.	1,035,000	18,042,848
Mitani Shoji Co. Ltd.	883,200	9,206,441
Nishimoto Co. Ltd.	348,500	9,311,814
NOF Corp.	390,800	16,646,992
NSD Co. Ltd.	1,198,000	21,523,121
PALTAC Corp.	664,200	24,048,743
Park24 Co. Ltd. (a)	730,800	12,394,905
Persol Holdings Co. Ltd.	1,070,500	23,471,269
Renesas Electronics Corp. (a)	3,289,700	33,838,188
Roland Corp.	691,600	20,649,631
S Foods, Inc.	1,137,623	26,002,370
San-Ai Obbli Co. Ltd.	2,212,800	23,022,502
Ship Healthcare Holdings, Inc.	1,384,400	26,881,224
Sumco Corp.	1,188,900	17,615,659
TIS, Inc.	646,700	18,647,822
TKC Corp.	286,800	8,172,125
Tsuruha Holdings, Inc.	299,100	22,022,010
TOTAL JAPAN		619,385,712
Korea (South) - 1.8%
Hyundai Fire & Marine Insurance Co. Ltd.	519,796	13,070,667
Soulbrain Co. Ltd.	150,700	28,740,239
Vitzrocell Co. Ltd. (c)	1,472,541	19,347,422
TOTAL KOREA (SOUTH)		61,158,328
Luxembourg - 0.7%
B&M European Value Retail SA	4,416,300	24,375,633
Mexico - 4.0%
Bolsa Mexicana de Valores S.A.B. de CV	9,746,200	21,137,772
GCC S.A.B. de CV	2,790,200	22,384,722
Genomma Lab Internacional SA de CV	17,396,561	16,333,671
Gruma S.A.B. de CV Series B	2,206,400	32,092,132
Grupo Comercial Chedraui S.A.B. de CV	4,884,400	24,027,082
Qualitas Controladora S.A.B. de CV	3,581,235	19,752,373
TOTAL MEXICO		135,727,752
Multi-National - 0.2%
HKT Trust/HKT Ltd. unit	6,000,000	7,861,058
Netherlands - 2.8%
Acomo NV	832,199	17,768,802
AerCap Holdings NV (a)	272,672	17,235,597
Arcadis NV	387,250	16,722,074
RHI Magnesita NV	1,054,291	34,964,153
Van Lanschot Kempen NV (Bearer)	283,041	8,123,492
TOTAL NETHERLANDS		94,814,118
New Zealand - 0.5%
EBOS Group Ltd.	588,895	16,416,540
Norway - 0.8%
Europris ASA (e)	3,112,200	20,001,566
Selvaag Bolig ASA	2,186,000	7,051,895
Sparebanken Midt-Norge	16,148	205,458
TOTAL NORWAY		27,258,919
Panama - 0.5%
Intercorp Financial Services, Inc.	683,100	16,387,569
Philippines - 1.4%
Century Pacific Food, Inc.	56,692,400	26,735,388
Robinsons Land Corp.	71,319,100	19,978,382
TOTAL PHILIPPINES		46,713,770
Romania - 0.6%
Banca Transilvania SA	4,377,331	19,195,722
Singapore - 2.4%
Boustead Singapore Ltd.	13,008,812	8,025,967
HRnetgroup Ltd.	29,161,800	18,002,207
Mapletree Industrial (REIT)	13,547,731	24,621,007
The Hour Glass Ltd.	12,996,880	20,622,371
Wing Tai Holdings Ltd.	9,130,700	10,729,059
TOTAL SINGAPORE		82,000,611
Spain - 3.9%
Cie Automotive SA	811,100	24,019,888
Compania de Distribucion Integral Logista Holdings SA	1,321,900	35,755,137
Grupo Catalana Occidente SA	697,922	21,586,321
Indra Sistemas SA	1,848,677	22,509,639
Prosegur Compania de Seguridad SA (Reg.)	6,646,781	15,015,728
Viscofan Envolturas Celulosicas SA	170,300	10,951,128
TOTAL SPAIN		129,837,841
Sweden - 1.3%
Granges AB	1,892,076	15,776,950
Haypp Group (a)	1,154,900	3,418,007
HEXPOL AB (B Shares)	1,785,500	19,224,994
Nordnet AB	376,000	6,088,931
TOTAL SWEDEN		44,508,882
Taiwan - 3.3%
International Games Systems Co. Ltd.	2,237,000	36,976,743
Lumax International Corp. Ltd.	4,537,292	10,767,538
Sporton International, Inc.	1,873,312	13,741,338
Test Research, Inc.	7,513,000	15,977,823
Tripod Technology Corp.	4,318,000	14,272,736
Yageo Corp.	804,578	14,591,205
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,017,531
TOTAL TAIWAN		112,344,914
Thailand - 0.7%
Star Petroleum Refining PCL (For. Reg.)	66,737,300	23,535,771
United Kingdom - 12.9%
Alliance Pharma PLC	17,288,027	13,427,533
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/5/24 (a)(e)	8,014,256	18,925,388
Ashtead Technology Holdings PLC (a)(c)	7,272,000	29,047,524
Bodycote PLC	1,873,371	15,035,401
Grainger Trust PLC	6,417,566	20,539,283
Harbour Energy PLC	4,257,094	16,448,355
Informa PLC	2,750,933	22,695,836
J.D. Wetherspoon PLC (a)	1,919,100	10,746,201
Jet2 PLC	1,677,500	25,127,486
John Wood Group PLC (a)	11,802,800	20,626,159
LSL Property Services PLC	4,204,235	13,683,624
Luxfer Holdings PLC sponsored	1,027,759	17,009,411
Mears Group PLC (c)	7,921,714	20,020,884
On The Beach Group PLC (a)(e)	6,731,236	14,555,752
Pets At Home Group PLC	2,610,700	11,342,352
Premier Foods PLC	12,699,400	17,535,230
Rathbone Brothers PLC	387,700	9,989,697
RS GROUP PLC	2,171,153	25,161,036
Sabre Insurance Group PLC (e)	9,562,200	12,142,421
Savills PLC	1,177,500	14,161,147
Tate & Lyle PLC	3,183,043	29,549,335
Ten Entertainment Group PLC (c)	5,931,311	21,059,760
Vistry Group PLC	1,657,298	15,211,623
WH Smith PLC	1,103,900	21,713,847
TOTAL UNITED KINGDOM		435,755,285
United States of America - 1.1%
Adtalem Global Education, Inc. (a)	527,500	20,139,950
Antero Resources Corp. (a)	640,100	18,460,484
TOTAL UNITED STATES OF AMERICA		38,600,434
TOTAL COMMON STOCKS (Cost $3,089,951,408)		3,240,797,604

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	21,753,928	21,758,279
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	14,074,347	14,075,754
TOTAL MONEY MARKET FUNDS (Cost $35,834,033)		35,834,033

TOTAL INVESTMENT IN SECURITIES - 97.2% (Cost $3,125,785,441)	3,276,631,637
NET OTHER ASSETS (LIABILITIES) - 2.8%	92,902,758
NET ASSETS - 100.0%	3,369,534,395

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,563,352 or 5.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	79,168,240	57,409,961	41,203	-	-	21,758,279	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	28,602,852	24,186,431	38,713,529	29,656	-	-	14,075,754	0.0%
Total	28,602,852	103,354,671	96,123,490	70,859	-	-	35,834,033

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ashtead Technology Holdings PLC	19,751,365	1,332,382	-	-	-	7,963,777	29,047,524
Genesis Land Development Corp.	5,655,343	-	-	192,186	-	256,429	5,911,772
Mears Group PLC	17,260,781	-	-	-	-	2,760,103	20,020,884
Mincon Group PLC	13,237,160	-	-	15,710	-	3,531,066	16,768,226
Servcorp Ltd.	15,413,681	-	-	-	-	182,314	15,595,995
SomnoMed Ltd.	3,698,161	-	-	-	-	(184,270)	3,513,891
Ten Entertainment Group PLC	14,590,349	-	-	-	-	6,469,411	21,059,760
Vitzrocell Co. Ltd.	12,328,605	-	-	144,685	-	7,018,817	19,347,422
Total	101,935,445	1,332,382	-	352,581	-	27,997,647	131,265,474

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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